Summary of Significant Accounting Principles (Details) - Schedule of Dilutive Common Stock Equivalents - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,106,605	231,347
Outstanding restricted stock units [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	76,916	131,858
Stock options [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	102,089	89,889
Outstanding warrants [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	1,927,600	9,600